Condensed Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating activities
Net income (loss)	$ 5,758	$ (73,824)	$ (73,086)	$ (111,993)	$ 26,596
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Goodwill impairment				80,600
Stock-based compensation	2,253	5,212	7,310	2,305	4,275
Depreciation	31,573	29,026	38,963	39,539	42,963
Amortization of intangibles	1,729	1,737	2,318	2,328	2,965
Deferred financing cost amortization	1,613	5,721	5,953	5,417	4,670
Unrealized foreign exchange gain (loss) on revaluation of debt	1,070	(725)	(1,621)	(1,626)	(10,272)
Deferred taxes	2,246	4,305	8,614	7,586	(12,948)
Asset impairment		2,871	2,890	1,669	3,989
Gain on disposition of property and equipment	(604)	(62)	(2,105)	(1,979)	(3,080)
Non-cash reorganization expenses		28,683	28,683
Reorganization expenses accrued		1,315	115
Change in the fair value of interest rate swaps			9,721	3,818	(1,668)
Curtailment/settlement gain (loss)	402				(39,968)
Provision (credit) for doubtful accounts	733	(1,088)	(1,180)	(4,964)	11,397
Non-cash interest expense related to interest rate swaps		7,518
Loss on extinguishment of debt	2,926
Change in assets and liabilities which provided (used) cash:
Accounts receivable	(1,108)	(7,556)	(9,648)	26,874	541
Inventories	(10,649)	(1,634)	(4,811)	12,726	20,664
Prepaid expenses	(1,118)	(850)	700	(682)	1,190
Other current assets	(1,201)	(1,004)	(2,074)	3,896	1,389
Accounts payable and accrued expenses	(1,679)	5,671	11,602	(48,986)	24,120
Deferred and other long-term liabilities	(3,108)	(1,851)	(1,610)	(397)	245
Net cash provided by operating activities	30,836	3,465	20,734	16,131	77,068
Investing activities
Capital expenditures, gross	(18,930)	(14,405)	(27,928)	(19,532)	(39,028)
Proceeds from disposals of property and equipment	7,723	411	4,170	4,261	4,672
Restricted cash	13,701	(15,648)	(13,701)
Other		3	(29)	1,100	(877)
Net cash provided by (used in) investing activities	2,494	(29,639)	(37,488)	(14,171)	(35,233)
Financing activities
Net decrease in borrowings (maturities of 90 days or less)	(181)	(783)	(1,025)	28,000	(1,776)
Proceeds from borrowings (maturities longer than 90 days)	489,810	60,398	402	163	2,687
Proceeds from Debtor in Possession Facility in connection with the Reorganization			60,000
Principal payments on debt	(501,419)	(15,910)	(18,579)	(41,303)	(24,429)
Other			(8,172)	(1,490)	(8,794)
Payment of deferred financing fees	(17,115)	(8,171)
Net cash (used in) provided by financing activities	(28,905)	35,534	32,626	(14,630)	(32,312)
Effect of exchange rate changes on cash flows	(169)	88	(210)	976	992
Net increase in cash	4,256	9,448	15,662	(11,694)	10,515
Cash and cash equivalents at beginning of period	38,701	23,039	23,039	34,733	24,218
Cash and cash equivalents at end of period	42,957	32,487	38,701	23,039	34,733
Interest payments			41,419	59,246	57,328
Income tax payments			8,554	10,436	12,530
Supplemental schedule of noncash activities:
Issuance of common stock to extinguish debt			182,213
Conversion of debtor-in-possession financing facility to term loan			60,000
Cash reorganization items			16,159
Conversion of interest rate swaps into notes payable				20,036
Accrued capital expenditures					$ 3,672